Segments - Information Regarding Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 174,735	$ 160,157	$ 154,498	$ 128,835	$ 143,493	$ 139,907	$ 147,020	$ 144,151	$ 618,225	$ 574,571	$ 537,114
Income (Loss) from Operations	17,200	(18,274)	(35,781)	(22,872)	(5,816)	(2,138)	(4,077)	5,619	(59,727)	(6,412)	(140,681)
Depreciation and Amortization									142,329	149,477	162,967
Total Assets	2,016,630				2,006,704				2,016,630	2,006,704
Domestic Offshore
Segment Reporting Information [Line Items]
Revenue									355,762	217,450	124,063
Income (Loss) from Operations									8,755	(49,101)	(197,797)
Depreciation and Amortization									76,890	73,901	82,898
Total Assets	980,973				890,339				980,973	890,339
International Offshore
Segment Reporting Information [Line Items]
Revenue									135,047	237,047	291,516
Income (Loss) from Operations									(59,205)	57,842	56,878
Depreciation and Amortization									45,577	52,278	58,275
Total Assets	649,565				705,831				649,565	705,831
International Liftboats
Segment Reporting Information [Line Items]
Revenue									127,416	120,074	121,535
Income (Loss) from Operations									38,148	32,149	39,573
Depreciation and Amortization									17,213	20,693	18,617
Total Assets	147,823				154,974				147,823	154,974
All Segments Excluding Corporate
Segment Reporting Information [Line Items]
Revenue									618,225	574,571	537,114
Income (Loss) from Operations									(12,302)	40,890	(101,346)
Depreciation and Amortization									139,680	146,872	159,790
Corporate
Segment Reporting Information [Line Items]
Revenue									0	0	0
Income (Loss) from Operations									(47,425)	(47,302)	(39,335)
Depreciation and Amortization									2,649	2,605	3,177
Total Assets	56,096				53,970				56,096	53,970
Inland
Segment Reporting Information [Line Items]
Total Assets	107,349				119,356				107,349	119,356
Domestic Liftboats
Segment Reporting Information [Line Items]
Total Assets	$ 74,824				$ 82,234				$ 74,824	$ 82,234